Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 722		£ 464
Held at fair value through profit or loss, Associates	0		0
Associates	722		464
Investments in joint ventures accounted for using equity method	277		317
Held at fair value through profit or loss, Joint ventures	444		437
Joint ventures	721		754
Equity accounted	999	[1]	781
Held at fair value through profit or loss	444		437
Total	1,443		1,218
Joint ventures
Disclosure of associates [line items]
Profit/(loss) from continuing operations	35		24
Other comprehensive income/(loss)	5		(6)
Total comprehensive income/(loss) from continuing operations	40		18
Associates
Disclosure of associates [line items]
Profit/(loss) from continuing operations	219		(24)
Other comprehensive income/(loss)	1		(3)
Total comprehensive income/(loss) from continuing operations	220		(27)
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 699		£ 441

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.